Financial assets and liabilities - Commodity Price Exposure (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ 100	$ (9)	$ 160	$ (37)
Commodity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ 2		$ 6
Percentage of possible change in risk variable	25.00%		25.00%
Reasonably possible change in risk variable impact on net earnings	$ 2		$ 2
Purchase cost of fuel | Fuel swaps | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 5		$ 5		$ 3